THE RBB FUND, INC.

MATSON MONEY, INC.

Free Market U.S. Equity Fund (the “Fund”)

Institutional Class (FMUEX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Fund invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Fund’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Free Market U.S. Equity Fund” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses(1)	0.27%
Total Annual Fund Operating Expenses	0.83%

(1)	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

* * * * *

Please retain this supplement for your reference.

THE RBB FUND, INC.

MATSON MONEY, INC.

Free Market International Equity Fund (the “Fund”)

Institutional Class (FMNEX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Fund invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Fund’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Free Market International Equity Fund” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.09%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses	0.96%

(1)	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

* * * * *

Please retain this supplement for your reference

THE RBB FUND, INC.

Matson Money, Inc.

Matson Money U.S. Equity VI Portfolio (the “Portfolio”)

Institutional Class (FMVUX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Portfolio invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Portfolio’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Matson Money U.S. Equity VI Portfolio” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.27%
Total Annual Portfolio Operating Expenses	1.03%

(1)	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

* * * * *

Please retain this supplement for your reference.

THE RBB FUND, INC.

MATSON MONEY, INC.

Matson Money International Equity VI Portfolio (the “Portfolio”)

Institutional Class (FMVIX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Portfolio invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Portfolio’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Matson Money International Equity VI Portfolio” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)	0.39%
Total Annual Portfolio Operating Expenses	1.22%

(1)	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

* * * * *

Please retain this supplement for your reference.